NOTE 7 - SHORT TERM LOANS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2014
Disclosure Text Block [Abstract]
Schedule of Short-term Debt [Table Text Block]
	June 30, 2014	December 31, 2013

Promissory note bearing interest at 10% per annum, due January 10, 2014	$-	$25,664
Promissory note bearing interest at 10% per annum, due January 15, 2014	25,086	25,528
Non-interest bearing advances from director	1,450	1,450
Non-interest bearing short term funding from third parties	23,599	23,599
	$50,135	$76,241